Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	117 Months Ended		120 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015	Oct. 01, 2014	Jun. 30, 2014
Class A
Account Value [Line Items]
Line Graph and Table Measure Name					Class A
Account Value	$ 13,764	$ 13,764	$ 13,764	$ 13,764	$ 13,764	$ 13,126	$ 13,593	$ 15,649	$ 11,409	$ 12,913	$ 11,645	$ 11,056	$ 10,618	$ 9,672		$ 9,550
Average Annual Return, Percent	0.14%	0.36%			3.25%
Class A | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	4.86%	1.28%			3.72%
Class C
Account Value [Line Items]
Line Graph and Table Measure Name					Class C
Account Value	$ 13,502	$ 13,502	13,502	13,502	$ 13,502	12,962	13,513	15,655	11,489	13,089	11,881	11,353	10,975	10,062		10,000
Average Annual Return, Percent	3.17%	0.62%			3.05%
Class C | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	4.17%	0.62%			3.05%
Class I
Account Value [Line Items]
Line Graph and Table Measure Name					Class I
Account Value	$ 148,825	$ 148,825	148,825	$ 148,825	$ 148,825	141,514	146,127	167,729	121,920	137,581	123,653	116,993	111,977	101,666		100,000
Class I | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	5.17%	1.58%			4.06%
Class R
Account Value [Line Items]
Line Graph and Table Measure Name				Class R
Account Value	$ 14,957	$ 14,957	$ 14,957	$ 14,957	$ 14,957	14,286	14,819	17,083	12,474	14,140	12,769	12,140	11,678	10,638	$ 10,000
Class R | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	4.70%	1.13%	4.22%
Class Z
Account Value [Line Items]
Line Graph and Table Measure Name				Class Z
Account Value	$ 15,677	$ 15,677	$ 15,677	$ 15,677	$ 15,677	14,899	15,376	17,639	12,814	14,456	12,989	12,287	11,760	10,675	10,000
Class Z | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	5.22%	1.63%	4.72%
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500 Index
Account Value	$ 33,521	$ 33,521	$ 33,521	33,521	$ 33,521	26,912	22,503	25,175	17,881	16,633	15,064	13,170	11,171	10,742		10,000
Average Annual Return, Percent	24.56%	15.04%			12.86%
S&P 500 Index, Class C
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500 Index
Account Value	$ 33,521	$ 33,521	33,521	33,521	$ 33,521	26,912	22,503	25,175	17,881	16,633	15,064	13,170	11,171	10,742		10,000
Average Annual Return, Percent	24.56%	15.04%			12.86%
S&P 500 Index, Class I
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500 Index
Account Value	$ 335,207	$ 335,207	335,207	$ 335,207	$ 335,207	269,121	225,029	251,754	178,810	166,327	150,635	131,704	111,712	107,423		100,000
Average Annual Return, Percent	24.56%	15.04%			12.86%
S&P 500 Index, Class R
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Account Value	$ 33,589	$ 33,589	$ 33,589	$ 33,589	$ 33,589	26,967	22,549	25,227	17,917	16,667	15,094	13,197	11,194	10,764	10,000
Average Annual Return, Percent	24.56%	15.04%	13.24%
S&P 500 Index, Class Z
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Account Value	$ 33,589	$ 33,589	$ 33,589	$ 33,589	$ 33,589	26,967	22,549	25,227	17,917	16,667	15,094	13,197	11,194	10,764	10,000
Average Annual Return, Percent	24.56%	15.04%	13.24%
FTSE EPRA Index - net
Account Value [Line Items]
Line Graph and Table Measure Name					FTSE EPRA Index - net1
Account Value	$ 12,243	$ 12,243	$ 12,243	12,243	$ 12,243	11,711	12,270	14,175	10,614	12,673	11,770	11,141	11,118	9,964		10,000
Average Annual Return, Percent	4.54%	(0.69%)			2.04%
MSCI World Index - net
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI World Index - net
Account Value	$ 24,021	$ 24,021	24,021	24,021	$ 24,021	19,986	16,864	19,687	14,159	13,767	12,948	11,655	9,861	10,143		10,000
Average Annual Return, Percent	20.19%	11.77%			9.16%
FTSE EPRA Index - net, Class C
Account Value [Line Items]
Line Graph and Table Measure Name					FTSE EPRA Index - net1
Account Value	$ 12,243	$ 12,243	12,243	12,243	$ 12,243	11,711	12,270	14,175	10,614	12,673	11,770	11,141	11,118	9,964		10,000
Average Annual Return, Percent	4.54%	(0.69%)			2.04%
MSCI World Index - net, Class C
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI World Index - net
Account Value	$ 24,021	$ 24,021	24,021	24,021	$ 24,021	19,986	16,864	19,687	14,159	13,767	12,948	11,655	9,861	10,143		10,000
Average Annual Return, Percent	20.19%	11.77%			9.16%
FTSE EPRA Index - net, Class I
Account Value [Line Items]
Line Graph and Table Measure Name					FTSE EPRA Index - net1
Account Value	$ 122,429	$ 122,429	122,429	122,429	$ 122,429	117,109	122,700	141,747	106,137	126,732	117,697	111,410	111,177	99,637		100,000
Average Annual Return, Percent	4.54%	(0.69%)			2.04%
MSCI World Index - net, Class I
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI World Index - net
Account Value	$ 240,213	$ 240,213	240,213	$ 240,213	$ 240,213	199,858	168,641	196,868	141,587	137,672	129,476	116,553	98,610	101,430		$ 100,000
Average Annual Return, Percent	20.19%	11.77%			9.16%
FTSE EPRA Index - net, Class R
Account Value [Line Items]
Line Graph and Table Measure Name				FTSE EPRA Index - net1
Account Value	$ 12,844	$ 12,844	$ 12,844	$ 12,844	$ 12,844	12,286	12,872	14,871	11,135	13,295	12,348	11,688	11,663	10,453	10,000
Average Annual Return, Percent	4.54%	(0.69%)	2.60%
MSCI World Index - net, Class R
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI World Index - net
Account Value	$ 24,830	$ 24,830	$ 24,830	$ 24,830	24,830	20,659	17,432	20,350	14,636	14,231	13,384	12,048	10,193	10,485	10,000
Average Annual Return, Percent	20.19%	11.77%	9.78%
FTSE EPRA Index - net, Class Z
Account Value [Line Items]
Line Graph and Table Measure Name				FTSE EPRA Index - net1
Account Value	$ 12,844	$ 12,844	$ 12,844	$ 12,844	12,844	12,286	12,872	14,871	11,135	13,295	12,348	11,688	11,663	10,453	10,000
Average Annual Return, Percent	4.54%	(0.69%)	2.60%
MSCI World Index - net, Class Z
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI World Index - net
Account Value	$ 24,830	$ 24,830	$ 24,830	$ 24,830	$ 24,830	$ 20,659	$ 17,432	$ 20,350	$ 14,636	$ 14,231	$ 13,384	$ 12,048	$ 10,193	$ 10,485	$ 10,000
Average Annual Return, Percent	20.19%	11.77%	9.78%